4. Stockholders' Equity: Stock Purchase Warrants: Schedule of Stock Purchase Warrants Outstanding (Tables)	2 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Stock Purchase Warrants Outstanding

As of June 30, 2018 there were warrants outstanding to acquire additional shares of stock that would have a dilutive effect on current shares outstanding, the warrants outstanding have been disclosed below:

Number of Warrants Outstanding	Exercise Price	Value
2,438,666	$0.30	$1,048,065
2,438,666	$0.50	$995,440
3,384,166	$1.00	$1,261,276
3,384,166	$2.00	$1,227,074

Stock purchased at $0.15 per share include the option to purchase warrants with an exercise price of $0.30, $0.50, $1.00 and $2.00. The warrants with an exercise price of $0.30, $0.50 and $1.00 are exercisable for one year from the initial investment for one share of the Company’s common stock and the warrants with an exercise price of $2.00 are exercisable for 2 years from the initial investment for one share of the Company’s common stock.

Stock purchased at $0.50 per share include the option to purchase warrants with an exercise price of $1.00 and $2.00. The warrants with an exercise price of $1.00 are exercisable for one year from the initial investment for two shares of the Company’s common stock and the warrants with an exercise price of $2.00 are exercisable for 2 years from the initial investment for two shares of the Company’s common stock.